Other Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Other Intangible assets	Other Intangible assets
Other intangible assets consist of software, customer relationships, and licensed intellectual property rights. Movements in intangible assets during the years ended 31 December 2023 and 2022 are as follows:

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2023	13,684	2,181	15,000	30,865
Reclassification of assets	1,002	—	—	1,002
Additions	4,094	—	6,000	10,094
Impairment	(1,779)	—	—	(1,779)
Retirement	—	—	(15,000)	(15,000)
Translation difference	72	90	—	162
Balance at 31 December 2023	17,073	2,271	6,000	25,344
Amortization
Balance at 1 January 2023	3,343	1,870	—	5,213
Amortization	626	318	—	944
Translation difference	28	83	—	111
Balance at 31 December 2023	3,997	2,271	—	6,268
Net carrying amount
Balance at 31 December 2023	13,076	—	6,000	19,076

	Software	Customer relationships	Intellectual property rights	Total
Cost
Balance at 1 January 2022	8,777	2,329	15,000	26,106
Additions	7,682	—	—	7,682
Impairment	(2,755)	—	—	(2,755)
Translation difference	(20)	(148)	—	(168)
Balance at 31 December 2022	13,684	2,181	15,000	30,865
Amortization
Balance at 1 January 2022	2,933	1,664	—	4,597
Amortization	423	310	—	733
Translation difference	(13)	(104)	—	(117)
Balance at 31 December 2022	3,343	1,870	—	5,213
Net carrying amount
Balance at 31 December 2022	10,341	311	15,000	25,652
Additions during the year ended 31 December 2023 were primarily comprised of licensed intellectual property rights from Kashiv as detailed below.
Expense for amortization of the Group’s intangible assets is included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2023	2022	2021
Cost of product revenue	318	471	—
Research and development expenses	8	—	324
General and administrative expenses	618	262	599
	944	733	923
At 31 December 2023 and 2022, the Group performed a review of its intangible assets and determined certain software development had been abandoned. In assessing recoverable amount, the Group determined the market for resale was non-existent. Management therefore determined to fully impair the assets, resulting in an impairment charge of $1.8 million and $2.8 million during the years ended 31 December 2023 and 2022, respectively. The impairment charge was recognized as an expense within “General and administrative expense”. For the year ended 31 December 2022, the impairment was recognized as an expense as follows: $2.1 million in "Cost of product revenue" and $0.7 million in "General and administrative expense".
At 31 December 2023, following the termination of the agreement with Biosana, the Group derecognized $15.0 million of other intangible assets relating to intellectual property rights for the co-development and commercialization of AVT23. A corresponding receivable was recognized to reflect the claim against Biosana for full reimbursement. See further information on the receivable in Note 18.
Alvotech entered into an exclusive product licensing and supply agreement with Kashiv for the development and commercialization of AVT23 in September 2023. Under the terms of the agreement, Kashiv granted Alvotech an exclusive right for AVT23 which will be produced using Kashiv’s proprietary process technology and commercialized by Alvotech in specific territories. In exchange, Alvotech made an upfront payment of $3.0 million upon the signing of the agreement, with an additional $3.0 million due upon the beginning of Phase 3 which coincides with the clinical trial application ("CTA") submission.
In addition, Alvotech may be obligated to pay Kashiv up to an aggregate of $25 million (including the $6 million upfront payments mentioned above), payable upon the achievement of various development and regulatory milestones, as well as certain tiered royalty payments up to an aggregate of $15 million based on commercial sales of AVT23. The agreement terminates 10 years after the launch of AVT23 and is subject to certain customary termination rights.